INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Recognized losses	$ (410)	$ (189)
Recognized DTA	159	53
Non-recognized losses	(9,381)	(9,260)
Non-recognized DTA	2,357	2,361
Recognized credits	(46)	(75)
Recognized DTA	46	75
Non-recognized credits	(147)	(567)
Non-recognized DTA	38	137
0-5 years
Income taxes
Recognized losses	0	(15)
Recognized DTA	0	3
Non-recognized losses	0	0
Non-recognized DTA	0	0
Recognized credits	(1)	(2)
Recognized DTA	1	2
Non-recognized credits	0	0
Non-recognized DTA	0	0
6-10 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Recognized credits	(45)	(73)
Recognized DTA	45	73
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(853)	(707)
Non-recognized DTA	213	169
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Income taxes
Recognized losses	(410)	(174)
Recognized DTA	159	50
Non-recognized losses	(8,528)	(8,553)
Non-recognized DTA	2,144	2,192
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	(147)	(567)
Non-recognized DTA	$ 38	$ 137